Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of allowance for credit losses for financial assets
The activity in the allowance for credit losses for financial assets within the scope of ASU
2016-13
for the year ended December 31, 2020 was as follows:

(in thousands)
Beginning balance as of December 31, 2019	$—
Allowance recognized on transition	151
Current period provision for expected credit losses	10

Ending balance as of December 31, 2020	$161